Summary of material accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Mining interests	unit of production based upon estimated proven and probable reserves.
Plant and equipment [member]
Statement [Line Items]
Estimated useful live of plant and equipment	3-30 years over straight line basis
Corporate Office Equipment [Member]
Statement [Line Items]
Estimated useful live of plant and equipment	3-10 years over straight line basis